Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount	$ 50,150	$ 62,654
Accumulated Amortization	(100)	(141)
Net Carrying Amount	50,050	62,513
In-process R&D
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount		12,110
Net Carrying Amount		12,110
Trademarks
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount		394
Accumulated Amortization		(71)
Net Carrying Amount		323
Licenses
Indefinite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount	50,150	50,150
Accumulated Amortization	(100)	(70)
Net Carrying Amount	$ 50,050	$ 50,080